As filed with the U.S. Securities and Exchange Commission on August 24, 2007.

                                            1933 Act Registration No. 333-141189

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ] Pre-Effective Amendment No.       [X] Post-Effective Amendment No. 1
                                 ---

                          DREYFUS FOUNDERS FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (303) 394-4404
                  (Registrant's Area Code and Telephone Number)

                          Founders Asset Management LLC
                       210 University Boulevard, Suite 800
                             Denver, Colorado 80206
                    (Address of Principal Executive Offices)

                         Kenneth R. Christoffersen, Esq.
                          Founders Asset Management LLC
                       210 University Boulevard, Suite 800
                             Denver, Colorado 80206
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                           Ndenisarya M. Meekins, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                            Telephone: (202) 778-9000

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

An indefinite number of Registrant's shares of common stock, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

                          DREYFUS FOUNDERS FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

   o  Cover Sheet

   o  Contents of Registration Statement

   o  Letter to Shareholders*

   o  Questions and Answers*

   o  Notice of Special Meeting*

   o  Part A - Prospectus/Proxy Statement*

   o  Part B - Statement of Additional Information*

   o  Part C - Other Information

   o  Signature Page

   o  Exhibits

*Filed previously on EDGAR with the Registrant's Registration Statement on Form N-14 (File No. 333-141189) on April 6, 2007 and incorporated herein by reference.

This post-effective amendment is being filed solely for the purpose of including in the Registrant's Registration Statement the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of Dreyfus Founders Growth Fund, a series of Dreyfus Founders Funds, Inc., into Dreyfus Founders Equity Growth Fund, also a series of Dreyfus Founders Funds, Inc.

PART C:  OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

      Indemnification provisions for officers, directors, employees, and agents of the Registrant are set forth in Article XII of the By-Laws of the Registrant, which By-Laws were filed as Exhibit b to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A on February 28, 2004 and are incorporated herein by reference. Section 12.01 of Article XII of the By-Laws provides that the Registrant shall indemnify each person who is or was a director, officer, employee or agent of the Registrant against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement to the full extent permitted by Section 2-418 of the General Corporation Law of Maryland or any other applicable law.

        Pursuant to the Investment Advisory Agreement between the Registrant and Founders Asset Management LLC ("FAM"), with certain exceptions, the Registrant has agreed FAM shall not be subject to liability to the Registrant for any act or omission in the course of, or connected with, rendering services under the agreement.

      Pursuant to the Underwriting Agreement between the Registrant and Dreyfus Service Corporation ("DSC"), with certain exceptions, the Registrant has agreed to indemnify DSC against any liabilities and expenses arising out of any omissions of material facts or untrue statements made by the Registrant in its prospectus or registration statement on Form N-1A.

      Notwithstanding any provisions in the By-Laws, Investment Advisory Agreement or Underwriting Agreement to the contrary, no officer, director, employee, agent, investment adviser and/or underwriter of the Registrant shall be indemnified by the Registrant in violation of sections 17(h) and (i) of the Investment Company Act of 1940, as amended.


      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)   (a)  Articles of Incorporation of Founders Funds, Inc., dated June 19,
           1987.(1)

      (b) Articles Supplementary to the Articles of Incorporation, filed November 25, 1987.(1)

      (c) Articles Supplementary to the Articles of Incorporation, filed February 25, 1988.(1)

      (d) Articles Supplementary to the Articles of Incorporation, filed December 12, 1989.(1)

      (e) Articles Supplementary to the Articles of Incorporation, filed May 3, 1990.(1)

      (f) Articles Supplementary to the Articles of Incorporation, filed September 22, 1993.(1)

      (g) Articles Supplementary to the Articles of Incorporation, filed December 27, 1995.(1)

      (h) Articles Supplementary to the Articles of Incorporation, filed May 20, 1996.(2)

      (i) Articles Supplementary to the Articles of Incorporation, filed October 21, 1996.(2)

      (j) Articles Supplementary to the Articles of Incorporation, filed April 9, 1997.(3)

      (k) Articles of Amendment to the Articles of Incorporation, filed April 27, 1999.(5)

      (l) Articles Supplementary to the Articles of Incorporation, filed October 25, 1999.(6)

      (m) Articles Supplementary to the Articles of Incorporation, filed December 29, 1999.(6)

      (n) Articles of Amendment to the Articles of Incorporation, filed December 29, 1999.(6)

      (o) Articles of Amendment to the Articles of Incorporation, effective December 22, 2004.(11)

      (p) Articles Supplementary to the Articles of Incorporation, filed November 30, 2006.(16)

(2)        By-Laws of Dreyfus Founders Funds, Inc., as amended March 7,
           2003.(10)

(3)        Not applicable.

(4)        Plan of Reorganization.(16)

(5) Provisions defining the rights of holders of securities are contained in Article Fifth of the Registrant's Articles of Incorporation, as amended, the Articles Supplementary to the Articles of Incorporation, filed October 25, 1999, and Articles II, IV, VII and IX of the Registrant's Bylaws.

(6)   (a)  Investment Advisory Agreement between Dreyfus Founders Funds, Inc.
           and Founders Asset Management LLC, dated April 1, 1998.(4)

      (b) Amended and Restated Appendix 1 to Dreyfus Founders Funds, Inc. Investment Advisory Agreement, dated December 31, 1999.(7)

(7)   (a)  Underwriting Agreement between Dreyfus Founders Funds, Inc. and
           Dreyfus Service Corporation, dated March 22, 2000.(8)

      (b) Form of Distribution and Shareholder Support Agreement for Dreyfus Founders Funds, Inc. - Class F Shares.(14)


      (c)  Form of Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.(8)

      (d) Form of Bank Affiliated Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.(8)

      (e)  Form of Bank Agreement for Dreyfus Founders Funds, Inc.(8)

      (f) Amendment of Underwriting Agreement between Dreyfus Founders Funds, Inc. and Dreyfus Service Corporation, dated August 2, 2002.(13)

      (g)  Form of Supplement to Service Agreements dated October 1, 2004.(14)


      (h)  Form of Supplement to Service Agreements dated April 16, 2007.(14)


(8)        Not applicable.

(9)   (a)  Mutual Fund Custody and Services Agreement between Dreyfus Founders
           Funds, Inc. and Mellon Bank, N.A., dated September 1, 2002.(9)

      (b) Amendment to Mutual Fund Custody and Services Agreement between Dreyfus Founders Funds, Inc. and Mellon Bank, N.A., dated September 1, 2006.(14)

(10)  (a)  Amended and Restated Dreyfus Founders Funds, Inc. Rule 12b-1
           Distribution Plan (for Class F shares only), dated May 17, 2002.(9)

      (b) Dreyfus Founders Funds, Inc. Distribution Plan for Classes B, C and T, dated December 31, 1999.(5)

      (c) Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, as amended June 1, 2006.(14)

(11)       Opinion and consent of Edward F. O'Keefe P.C.(16)

(12)       Opinion and consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP
           - filed herewith.

(13)  (a)  Shareholder Services Agreement between Dreyfus Founders Funds, Inc.
           and Dreyfus Service Corporation, dated May 1, 2003.(10)

      (b) Fund Accounting and Administrative Services Agreement between Dreyfus Founders Funds, Inc. and The Dreyfus Corporation, dated January 1, 2007.(14)

      (c)  Shareholder Services Plan, dated December 31, 1999.(5)

(14)       Consent of Independent Registered Public Accounting Firm.(16)

(15)       Not applicable.

(16)       Powers of Attorney.(15)

(17)       Form of Proxy.(16)


--------------
(1) Filed previously on EDGAR with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on April 29, 1996 and incorporated herein by reference.

(2) Filed previously on EDGAR with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on February 24, 1997 and incorporated herein by reference.

(3) Filed previously on EDGAR with Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A on February 27, 1998 and incorporated herein by reference.

(4) Filed previously on EDGAR with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on February 22, 1999 and incorporated herein by reference.

(5) Filed previously on EDGAR with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A on October 7, 1999 and incorporated herein by reference.

(6) Filed previously on EDGAR with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A on December 29, 1999 and incorporated herein by reference.

(7) Filed previously on EDGAR with Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A on February 29, 2000 and incorporated herein by reference.

(8) Filed previously on EDGAR with Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A on February 28, 2001 and incorporated herein by reference.

(9) Filed previously on EDGAR with Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A on February 28, 2003 and incorporated herein by reference.

(10) Filed previously on EDGAR with Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A on February 27, 2004 and incorporated herein by reference.

(11) Filed previously on EDGAR with Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A on February 28, 2005 and incorporated herein by reference.

(12) Filed Previously on EDGAR with Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A on February 28, 2006 and incorporated herein by reference.

(13) Filed Previously on EDGAR with Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(14) Filed Previously on EDGAR with Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A on March 2, 2007 and incorporated herein by reference.

(15) Filed previously on EDGAR with the Registration Statement on Form N-14 (File No. 333-141189) on March 9, 2007 and incorporated herein by reference.

(16) Filed previously on EDGAR with the Registration Statement on Form N-14 (File No. 333-141189) on April 6, 2007 and incorporated herein by reference.

ITEM 17.    UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City and County of Denver and State of Colorado, on the 24th day of August, 2007.

                                     DREYFUS FOUNDERS FUNDS, INC.
                                     (Registrant)

                                     By: /s/ J. David Officer
                                        -------------------------------------
                                         J. David Officer, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                    TITLE                       DATE
----------                    -----                       ----

/s/ J. David Officer          President                   August 24, 2007
---------------------------   (Principal Executive
J. David Officer              Officer)

/s/ Jennifer L. Carnes        Treasurer                   August 24, 2007
---------------------------   (Principal Financial and
Jennifer L. Carnes            Accounting Officer)


/s/ Eugene H. Vaughan    *    Chairman                    August 24, 2007
---------------------------
Eugene H. Vaughan


/s/ Alan S. Danson       *    Director                    August 24, 2007
---------------------------
Alan S. Danson


/s/ Robert P. Mastrovita *    Director                    August 24, 2007
---------------------------
Robert P. Mastrovita


/s/ Trygve E. Myhren     *    Director                    August 24, 2007
---------------------------
Trygve E. Myhren


/s/ George W. Phillips   *    Director                    August 24, 2007
---------------------------
George W. Phillips

/s/ Martha A. Solis-Turner*   Director                    August 24, 2007
---------------------------
Martha A. Solis-Turner


/s/ Kenneth R. Christoffersen                             August 24, 2007
------------------------------
By Kenneth R. Christoffersen
Attorney-in-Fact

*Original Powers of Attorney authorizing Kenneth R. Christoffersen, David L. Ray, and Edward F. O'Keefe and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of all of the above-named directors of the Registrant were filed previously on EDGAR with the Registration Statement on Form N-14 on March 9, 2007 as Exhibit 16.

                                  Exhibit Index
                                  -------------

Exhibit     Description
-------     -----------

 (12) Opinion and consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters.